Bonds Payable - Schedule of Bonds Payable Additional Information (Detail) ¥ in Thousands, $ in Millions	Jul. 14, 2022 CNY (¥)	Jul. 07, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 USD ($)
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Bonds issued	¥ 2,013,000	¥ 2,013,000	¥ 0	¥ 0	¥ 2,143,348	$ 300	$ 300
Bonds [member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Bonds issued					¥ 2,010,782
Bonds [member] | Secured Overnight Financing Rate Surf Overnight Index Swap Rate [member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.55%	2.50%